Apr. 02, 2024
Service Shares Prospectus | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | General New York Municipal Money Market Fund
General New York Municipal Money Market Fund
April 2, 2024 BNY MELLON FAMILY OF FUNDS (Money Market Funds, other than Treasury Only and Government Only Funds) Supplement to Current Summary Prospectus and Prospectus